Stockholders' Equity - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Equity [Abstract]
Common stock, voting rights	Each holder of outstanding shares of common stock are entitled to one vote in respect of each share.
Common stock, shares outstanding	57,483,910	57,902,210	57,150,274
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0